CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Profit for the year	¥ 1,832	¥ 1,319	¥ 85
Other comprehensive income:
Fair value changes on financial assets at fair value through other comprehensive income	(675)
Currency translation differences	552	(143)	42
Total Comprehensive income	1,709	1,176	127
Attributable to:
Equity holders of the Company	1,710	1,183	124
Non-controlling interests	(1)	(7)	3
Total Comprehensive income	¥ 1,709	¥ 1,176	¥ 127